UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06379

Nuveen Municipal Opportunity Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen Municipal Opportunity Fund, Inc. (NIO)
	July 31, 2014

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 149.3% (100.0% of Total Investments)

	MUNICIPAL BONDS – 149.3% (100.0% of Total Investments)

	Alabama – 0.5% (0.3% of Total Investments)
$ 6,850	Birmingham Waterworks and Sewerage Board, Alabama, Water and Sewerage Revenue Bonds,	1/17 at 100.00	AA+	$ 7,216,407
	Series 2007A, 4.500%, 1/01/43 – BHAC Insured
	Arizona – 3.0% (2.0% of Total Investments)
4,230	Apache County Industrial Development Authority, Arizona, Pollution Control Revenue Bonds,	3/22 at 100.00	Baa1	4,375,427
	Tucson Electric Power Company, Series 20102A, 4.500%, 3/01/30
4,545	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series	1/22 at 100.00	AA–	4,841,561
	2012A, 5.000%, 1/01/43
	Arizona State University, Certificates of Participation, Resh Infrastructure Projects, Series 2005A:
2,000	5.000%, 9/01/25 – AMBAC Insured	3/15 at 100.00	AA–	2,053,400
2,000	5.000%, 9/01/27 – AMBAC Insured	3/15 at 100.00	AA–	2,050,640
1,000	Arizona State University, System Revenue Bonds, Series 2005, 5.000%, 7/01/27 – AMBAC Insured	7/15 at 100.00	Aa3	1,039,590
3,000	Arizona State, Certificates of Participation, Department of Administration Series 2010B,	4/20 at 100.00	AA	3,241,350
	5.000%, 10/01/29 – AGC Insured
5,200	Mesa, Arizona, Utility System Revenue Bonds, Tender Option Bond Trust, Series 11032- 11034,	7/17 at 100.00	AA	5,538,832
	15.105%, 7/01/26 – AGM Insured (IF)
13,490	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds, Series	7/15 at 100.00	AAA	14,033,377
	2005, 4.750%, 7/01/25 – NPFG Insured
5,000	Phoenix Civic Improvement Corporation, Arizona, Subordinate Excise Tax Revenue Bonds, Civic	7/15 at 100.00	AA+	5,166,400
	Plaza Expansion Project, Series 2005A, 5.000%, 7/01/41 – FGIC Insured
2,000	Yavapai County Industrial Development Authority, Arizona, Hospital Revenue Bonds, Yavapai	8/23 at 100.00	Baa1	2,179,500
	Regional Medical Center, Series 2013A, 5.250%, 8/01/33
42,465	Total Arizona			44,520,077
	Arkansas – 0.2% (0.1% of Total Investments)
2,660	Arkansas State University, Student Fee Revenue Bonds, Beebe Campus, Series 2006, 5.000%,	9/15 at 100.00	A1	2,758,899
	9/01/35 – AMBAC Insured
	California – 18.6% (12.5% of Total Investments)
	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,
	Series 2005AC:
30	5.000%, 12/01/24 (Pre-refunded 12/01/14) – NPFG Insured	12/14 at 100.00	AAA	30,487
200	5.000%, 12/01/24 (Pre-refunded 12/01/14) – NPFG Insured	12/14 at 100.00	Aa1 (4)	203,244
3,470	5.000%, 12/01/24 (Pre-refunded 12/01/14) – NPFG Insured	12/14 at 100.00	AAA	3,526,283
25	5.000%, 12/01/27 (Pre-refunded 12/01/14) – NPFG Insured	12/14 at 100.00	AAA	25,406
140	5.000%, 12/01/27 (Pre-refunded 12/01/14) – NPFG Insured	12/14 at 100.00	Aa1 (4)	142,271
2,655	5.000%, 12/01/27 (Pre-refunded 12/01/14) – NPFG Insured	12/14 at 100.00	AAA	2,698,064
3,000	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard	8/22 at 100.00	AA	3,235,470
	Children’s Hospital, Series 2012A, 5.000%, 8/15/51
710	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System,	7/23 at 100.00	AA–	770,826
	Series 2013A, 5.000%, 7/01/37
	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and
	Clinics, Tender Option Bond Trust 3294:
3,220	9.468%, 2/15/20 (IF) (5)	No Opt. Call	AA	3,753,232
1,275	9.468%, 2/15/20 (IF) (5)	No Opt. Call	AA	1,486,140
1,215	9.461%, 2/15/20 (IF) (5)	No Opt. Call	AA	1,416,022
10,150	California State, General Obligation Bonds, Various Purpose Series 2004, 5.000%, 6/01/31 –	12/14 at 100.00	Aa3	10,294,232
	AMBAC Insured
3,500	Coachella Valley Unified School District, Riverside County, California, General Obligation	8/15 at 100.00	AA– (4)	3,669,785
	Bonds, Series 2005A, 5.000%, 8/01/26 (Pre-refunded 8/01/15) – FGIC Insured
2,985	East Bay Municipal Utility District, Alameda and Contra Costa Counties, California, Water	6/15 at 100.00	AAA	3,101,206
	System Revenue Bonds, Subordinated Series 2005A, 5.000%, 6/01/27 – NPFG Insured
2,765	East Bay Municipal Utility District, Alameda and Contra Costa Counties, California, Water	6/15 at 100.00	AA– (4)	2,876,983
	System Revenue Bonds, Subordinated Series 2005A, 5.000%, 6/01/27 (Pre-refunded 6/01/15) –
	NPFG Insured
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding
	Bonds, Series 2013A:
2,400	5.750%, 1/15/46	1/24 at 100.00	BBB–	2,711,784
5,400	6.000%, 1/15/49	1/24 at 100.00	BBB–	6,183,756
10,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	A1	10,240,100
	Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/38 – FGIC Insured
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
13,620	4.500%, 6/01/27	6/17 at 100.00	B	12,128,474
5,290	5.000%, 6/01/33	6/17 at 100.00	B	4,261,677
1,520	Hayward Redevelopment Agency, California, Downtown Redevelopment Project Tax Allocation	3/16 at 100.00	A–	1,537,343
	Bonds, Series 2006, 5.000%, 3/01/36 – SYNCORA GTY Insured
5,600	Kern Community College District, California, General Obligation Bonds, Series 2006, 0.000%,	No Opt. Call	AA	4,010,552
	11/01/24 – AGM Insured
2,740	Los Angeles Harbors Department, California, Revenue Bonds, Series 2006A, 5.000%, 8/01/22 –	8/16 at 102.00	AA	3,026,029
	FGIC Insured (Alternative Minimum Tax)
3,000	Los Angeles Unified School District, California, General Obligation Bonds, Series 2006F,	7/16 at 100.00	Aa2 (4)	3,272,610
	5.000%, 7/01/24 (Pre-refunded 7/01/16) – FGIC Insured
5,720	Mount San Antonio Community College District, Los Angeles County, California, General	8/35 at 100.00	AA	3,376,001
	Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/43
5,200	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/38 –	8/29 at 100.00	AA	4,726,384
	AGC Insured
	Poway Redevelopment Agency, California, Tax Allocation Bonds, Paguay Redevelopment Project,
	Series 2001:
15,000	5.200%, 6/15/30 – AMBAC Insured	12/14 at 100.00	N/R	15,014,850
6,000	5.125%, 6/15/33 – AMBAC Insured	12/14 at 100.00	N/R	6,004,860
2,035	Redding, California, Electric System Revenue Certificates of Participation, Series 2005,	6/15 at 100.00	AA–	2,059,176
	5.000%, 6/01/30 – FGIC Insured
6,000	Redlands Unified School District, San Bernardino County, California, General Obligation Bonds,	No Opt. Call	AA	6,021,180
	Series 2003, 5.000%, 7/01/26 – AGM Insured
2,970	Riverside Community College District, California, General Obligation Bonds, Series 2005,	8/15 at 100.00	AA (4)	3,114,401
	5.000%, 8/01/22 (Pre-refunded 8/01/15) – AGM Insured
510	Riverside County Transportation Commission, California, Toll Revenue Senior Lien Bonds, Series	6/23 at 100.00	BBB–	569,757
	2013A, 5.750%, 6/01/48
2,500	Sacramento County Sanitation Districts Financing Authority, California, Revenue Bonds, Series	12/15 at 100.00	AA	2,645,550
	2005B, 4.750%, 12/01/21 – FGIC Insured
4,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International	5/23 at 100.00	A+	4,337,200
	Airport, Governmental Purpose, Second Series 2013B, 5.000%, 5/01/43
66,685	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Senior Lien Toll	No Opt. Call	AAA	59,821,113
	Road Revenue Bonds, Series 1993, 0.000%, 1/01/21 (ETM)
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Refunding Bonds, Series 1997A:
31,615	5.250%, 1/15/30 – NPFG Insured	1/15 at 100.00	AA–	31,613,733
21,500	0.000%, 1/15/32 – NPFG Insured	No Opt. Call	AA–	7,945,325
21,255	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	AA–	21,317,913
	Project, Series 2006C, 4.250%, 8/01/30 – NPFG Insured
5,625	Santa Ana Financing Authority, California, Lease Revenue Bonds, Police Administration and	No Opt. Call	AA–	6,693,075
	Housing Facility, Series 1994A, 6.250%, 7/01/24
5,625	Santa Ana Financing Authority, California, Lease Revenue Bonds, Police Administration and	No Opt. Call	AA– (4)	7,097,400
	Housing Facility, Series 1994A, 6.250%, 7/01/24 – NPFG Insured (ETM)
6,785	Santa Clara Valley Water District, California, Water Revenue Bonds, Series 2006A, 3.750%,	6/16 at 100.00	Aa1	6,944,719
	6/01/25 – AGM Insured
293,935	Total California			273,904,613
	Colorado – 5.1% (3.4% of Total Investments)
1,080	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006, 5.250%, 10/01/40 –	10/16 at 100.00	BBB–	1,085,735
	SYNCORA GTY Insured
1,900	Aspen, Colorado, Sales Tax Revenue Bonds, Parks and Open Space, Series 2005B, 5.250%,	11/15 at 100.00	AA (4)	2,020,498
	11/01/24 (Pre-refunded 11/01/15) – AGM Insured
6,605	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	1/23 at 100.00	A+	7,189,873
	Series 2013A, 5.250%, 1/01/45
550	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good	6/23 at 100.00	A–	603,053
	Samaritan Society Project, Series 2013, 5.625%, 6/01/43
7,415	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013B,	11/23 at 100.00	A	8,054,099
	5.000%, 11/15/43
1,740	Douglas County School District RE1, Douglas and Elbert Counties, Colorado, General Obligation	12/14 at 100.00	Aa1 (4)	1,771,494
	Bonds, Series 2005B, 5.000%, 12/15/28 (Pre-refunded 12/15/14) – AGM Insured
35,995	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%,	No Opt. Call	AA–	26,499,878
	9/01/23 – NPFG Insured
10,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A, 0.000%, 9/01/27 –	No Opt. Call	AA–	5,948,500
	NPFG Insured
4,520	Jefferson County School District R1, Colorado, General Obligation Bonds, Series 2004, 5.000%,	12/14 at 100.00	AA (4)	4,601,134
	12/15/24 (Pre-refunded 12/15/14) – AGM Insured
4,335	Poudre Tech Metro District, Colorado, Unlimited Property Tax Supported Revenue Bonds,	12/20 at 100.00	AA	4,591,372
	Refunding & Improvement Series 2010A, 5.000%, 12/01/39 – AGM Insured
2,500	Summit County School District RE-1, Summit, Colorado, General Obligation Bonds, Series 2004B,	12/14 at 100.00	Aa1 (4)	2,540,700
	5.000%, 12/01/24 (Pre-refunded 12/01/14) – FGIC Insured
8,500	University of Colorado Hospital Authority, Colorado, Revenue Bonds, Series 2012A,	11/22 at 100.00	AA–	8,971,325
	5.000%, 11/15/42
15	University of Colorado, Enterprise System Revenue Bonds, Series 2005, 5.000%, 6/01/30 –	6/15 at 100.00	Aa2	15,503
	FGIC Insured
	University of Colorado, Enterprise System Revenue Bonds, Series 2005:
645	5.000%, 6/01/30 (Pre-refunded 6/01/15) – FGIC Insured	6/15 at 100.00	Aa2 (4)	671,123
340	5.000%, 6/01/30 (Pre-refunded 6/01/15) – FGIC Insured	6/15 at 100.00	Aa2 (4)	353,770
86,140	Total Colorado			74,918,057
	Connecticut – 0.2% (0.2% of Total Investments)
3,250	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Wesleyan University,	7/20 at 100.00	AA	3,600,285
	Series 2010G, 5.000%, 7/01/39
	District of Columbia – 1.0% (0.7% of Total Investments)
2,850	District of Columbia Student Dormitory Revenue Bonds, Provident Group – Howard Properties LLC	10/22 at 100.00	BBB–	2,801,180
	Issue, Series 2013, 5.000%, 10/01/45
8,435	Metropolitan Washington Airports Authority, District of Columbia, Dulles Toll Road Revenue	4/22 at 100.00	BBB+	8,690,918
	Bonds, Dulles Metrorail & Capital Improvement Project, Refunding Second Senior Lien Series
	2014A, 5.000%, 10/01/53
2,670	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	10/16 at 100.00	AA+	3,030,557
	Tender Option Bond Trust 1606, 11.776%, 10/01/30 – AMBAC Insured (IF) (5)
13,955	Total District of Columbia			14,522,655
	Florida – 16.6% (11.2% of Total Investments)
1,250	Bay County, Florida, Water System Revenue Bonds, Series 2005, 5.000%, 9/01/24 –	9/15 at 100.00	Aa3	1,311,275
	AMBAC Insured
1,275	Broward County, Florida, Airport System Revenue Bonds, Series 2004L, 5.000%, 10/01/23 –	10/14 at 100.00	A+	1,284,524
	AMBAC Insured
875	Broward County, Florida, Airport System Revenue Bonds, Series 2004L, 5.000%, 10/01/23	10/14 at 100.00	A1 (4)	882,044
	(Pre-refunded 10/01/14) – AMBAC Insured
6,000	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2011, 5.000%, 10/01/41 –	10/21 at 100.00	AA	6,418,560
	AGM Insured
	Clay County, Florida, Utility System Revenue Bonds, Series 2007:
5,110	5.000%, 11/01/27 – AGM Insured (UB)	11/17 at 100.00	AA	5,701,687
12,585	5.000%, 11/01/32 – AGM Insured (UB)	11/17 at 100.00	AA	13,798,068
1,500	Collier County, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.000%, 10/01/23	10/14 at 100.00	AA– (4)	1,512,075
	(Pre-refunded 10/01/14) – NPFG Insured
3,000	Collier County, Florida, Gas Tax Revenue Bonds, Series 2005, 5.000%, 6/01/22 (Pre-refunded	6/15 at 100.00	AA– (4)	3,120,900
	6/01/15) – AMBAC Insured
	Dade County Housing Finance Authority, Florida, Multifamily Mortgage Revenue Bonds, Siesta
	Pointe Apartments Project, Series 1997A:
895	5.650%, 9/01/17 – AGM Insured (Alternative Minimum Tax)	9/14 at 100.00	AA+	897,631
1,890	5.750%, 9/01/29 – AGM Insured (Alternative Minimum Tax)	9/14 at 100.00	AA+	1,892,457
2,500	Escambia County School Board, Florida, Certificates of Participation, Series 2004, 5.000%,	2/15 at 100.00	AA– (4)	2,560,675
	2/01/22 (Pre-refunded 2/01/15) – NPFG Insured
2,500	Flagler County School Board, Florida, Certificates of Participation, Master Lease Revenue	8/15 at 100.00	AA (4)	2,619,125
	Program, Series 2005A, 5.000%, 8/01/30 (Pre-refunded 8/01/15) – AGM Insured
1,200	Flagler County, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.000%, 10/01/30 –	10/15 at 100.00	AA–	1,220,964
	NPFG Insured
90	Florida Municipal Loan Council, Revenue Bonds, Series 2001A, 5.250%, 11/01/18	No Opt. Call	A3	90,264
1,915	Halifax Hospital Medical Center, Florida, Revenue Bonds, Series 2006, 5.500%, 6/01/38 –	6/18 at 100.00	AA	2,021,608
	AGM Insured
2,500	Hillsborough County Industrial Development Authority, Florida, Industrial Development Revenue	No Opt. Call	Aaa	2,923,025
	Bonds, University Community Hospital, Series 1994, 6.500%, 8/15/19 – NPFG Insured (ETM)
1,000	Hillsborough County School Board, Florida, Certificates of Participation, Master Lease	7/15 at 100.00	Aa2	1,040,960
	Program, Series 2005A, 5.000%, 7/01/26 – NPFG Insured
1,000	Hillsborough County, Florida, Revenue Refunding Bonds, Tampa Bay Arena, Series 2005, 5.000%,	10/15 at 100.00	AA+	1,055,000
	10/01/25 – FGIC Insured
2,595	Indian River County School Board, Florida, Certificates of Participation, Series 2005, 5.000%,	7/15 at 100.00	AA–	2,703,134
	7/01/22 – NPFG Insured
	Indian Trace Development District, Florida, Water Management Special Benefit Assessment Bonds,
	Series 2005:
1,645	5.000%, 5/01/25 – NPFG Insured	5/15 at 102.00	A3	1,703,759
1,830	5.000%, 5/01/27 – NPFG Insured	5/15 at 102.00	A3	1,892,403
1,500	JEA, Florida, Water and Sewerage System Revenue Bonds, Crossover Refunding Series 2007B,	10/14 at 100.00	AA (4)	1,511,760
	5.000%, 10/01/24 (Pre-refunded 10/01/14) – NPFG Insured
4,665	Lee County, Florida, Airport Revenue Refunding Bonds, Series 2011A, 5.375%, 10/01/32 – AGM	8/21 at 100.00	AA	5,108,968
	Insured (Alternative Minimum Tax)
1,230	Lee County, Florida, Local Option Gas Tax Revenue Bonds, Series 2004, 5.000%, 10/01/20 –	10/14 at 100.00	A2	1,234,945
	FGIC Insured
1,505	Lee County, Florida, Transportation Facilities Revenue Bonds, Series 2004B, 5.000%, 10/01/21 –	10/14 at 100.00	A–	1,515,264
	AMBAC Insured
1,000	Lee Memorial Health System, Florida, Hospital Revenue Bonds, Series 2007A, 5.000%, 4/01/32 –	4/17 at 100.00	AA–	1,032,420
	NPFG Insured
3,000	Leesburg, Florida, Utility Revenue Bonds, Series 2007, 5.000%, 10/01/37 – NPFG Insured	10/17 at 100.00	AA–	3,262,020
5,000	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Refunding Series	7/24 at 100.00	A–	5,407,950
	2014A, 5.000%, 7/01/44
	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Refunding
	Series 2012A:
3,200	5.000%, 10/01/30 (Alternative Minimum Tax)	No Opt. Call	A	3,475,456
1,545	5.000%, 10/01/31 (Alternative Minimum Tax)	No Opt. Call	A	1,664,490
915	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2002A,	No Opt. Call	AA	915,796
	5.125%, 10/01/35 – AGM Insured
12,930	Miami-Dade County, Florida, Public Facilities Revenue Bonds, Jackson Health System, Series	12/15 at 100.00	AA–	13,105,459
	2005A, 5.000%, 6/01/32 – NPFG Insured
5,320	Miami-Dade County, Florida, Public Facilities Revenue Bonds, Jackson Health System, Series	6/15 at 100.00	AA–	5,479,174
	2005B, 5.000%, 6/01/25 – NPFG Insured
3,000	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Series 2008, 5.000%,	7/18 at 100.00	AA	3,277,530
	7/01/35 – AGM Insured
6,655	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2013A,	10/22 at 100.00	Aa3	7,078,657
	5.000%, 10/01/42
	Northern Palm Beach County Improvement District, Florida, Revenue Bonds, Water Control and
	Improvement Development Unit 9B, Series 2005:
1,290	5.000%, 8/01/23 – NPFG Insured	8/15 at 102.00	AA–	1,335,086
2,145	5.000%, 8/01/29 – NPFG Insured	8/15 at 102.00	AA–	2,210,809
2,000	Okaloosa County, Florida, Water and Sewer Revenue Bonds, Series 2006, 5.000%, 7/01/36 –	7/16 at 100.00	AA	2,119,440
	AGM Insured
3,500	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Health, Inc.,	4/22 at 100.00	A	3,578,015
	Series 2012A, 5.000%, 10/01/42
1,000	Orange County School Board, Florida, Certificates of Participation, Series 2007A, 5.000%,	8/17 at 100.00	Aa2	1,101,730
	8/01/27 – FGIC Insured
2,500	Orange County, Florida, Tourist Development Tax Revenue Bonds, Series 2006, 5.000%,	10/16 at 100.00	AA–	2,666,700
	10/01/31 – SYNCORA GTY Insured
	Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway, Series 2004:
2,500	5.000%, 4/01/21 – NPFG Insured	No Opt. Call	Aa3	2,509,725
7,820	5.000%, 4/01/23 – NPFG Insured	No Opt. Call	Aa3	7,849,247
170	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Sinai Residences of	6/22 at 102.00	N/R	188,200
	Boca Raton Project, Series 2014A, 7.250%, 6/01/34
900	Palm Beach County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds,	No Opt. Call	AA	901,296
	Westlake Apartments Phase II, Series 2002, 5.150%, 7/01/22 – AGM Insured (Alternative
	Minimum Tax)
3,000	Palm Beach County School Board, Florida, Certificates of Participation, Series 2007E, 5.000%,	8/17 at 100.00	AA–	3,305,190
	8/01/27 – NPFG Insured
8,000	Palm Beach County Solid Waste Authority, Florida, Revenue Bonds, Series 2002B, 0.000%,	No Opt. Call	AA+ (4)	7,998,960
	10/01/14 – AMBAC Insured (ETM)
3,000	Pasco County, Florida, Water and Sewer Revenue Bonds, Series 2006 Refunding, 5.000%,	4/16 at 100.00	AA	3,173,400
	10/01/36 – AGM Insured
1,170	Polk County, Florida, Utility System Revenue Bonds, Series 2004A, 5.000%, 10/01/24	10/14 at 100.00	AA– (4)	1,179,500
	(Pre-refunded 10/01/14) – FGIC Insured
1,000	Port Saint Lucie. Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B,	7/17 at 100.00	AA–	1,069,210
	Series 2007, 5.000%, 7/01/33 – NPFG Insured
	Port St. Lucie, Florida, Utility System Revenue Bonds, Refunding Series 2009:
5,450	5.250%, 9/01/35 – AGC Insured	9/18 at 100.00	AA	6,111,140
8,500	5.000%, 9/01/35 – AGC Insured	9/18 at 100.00	AA	9,428,285
1,000	Port St. Lucie, Florida, Utility System Revenue Bonds, Series 2004, 5.000%, 9/01/21	9/14 at 100.00	AA– (4)	1,004,060
	(Pre-refunded 9/01/14) – NPFG Insured
1,895	Reedy Creek Improvement District, Orange and Osceola Counties, Florida, General Obligation	6/15 at 100.00	Aa3	1,965,797
	Bonds, Series 2005B, 5.000%, 6/01/25 – AMBAC Insured
5,740	Seminole County, Florida, Water and Sewer Revenue Bonds, Refunding & Improvement Series	No Opt. Call	Aa2 (4)	6,653,234
	1992, 6.000%, 10/01/19 – NPFG Insured (ETM)
2,185	Seminole County, Florida, Water and Sewer Revenue Bonds, Refunding & Improvement Series	No Opt. Call	Aa2	2,238,773
	1992, 6.000%, 10/01/19 – NPFG Insured
	St. Lucie County, Florida, Utility System Revenue Refunding Bonds, Series 1993:
2,635	5.500%, 10/01/15 – FGIC Insured (ETM)	No Opt. Call	N/R (4)	2,714,366
1,200	5.500%, 10/01/21 – FGIC Insured (ETM)	No Opt. Call	N/R (4)	1,458,528
	St. Petersburg, Florida, Sales Tax Revenue Bonds, Professional Sports Facility, Series 2003:
1,475	5.125%, 10/01/20 – AGM Insured	No Opt. Call	A1	1,480,885
1,555	5.125%, 10/01/21 – AGM Insured	No Opt. Call	A1	1,561,142
2,500	Tallahassee, Florida, Energy System Revenue Bonds, Series 2005, 5.000%, 10/01/29 –	10/15 at 100.00	AA	2,613,650
	NPFG Insured
400	Tamarac, Florida, Utility System Revenue Bonds, Series 2009, 5.000%, 10/01/39 – AGC Insured	10/19 at 100.00	AA	430,564
1,485	Tampa, Florida, Healthcare System Revenue Bonds, Allegany Health System – St. Joseph’s	10/14 at 100.00	Aaa	1,501,573
	Hospital, Series 1993, 5.125%, 12/01/23 – NPFG Insured (ETM)
10,335	Tampa, Florida, Revenue Bonds, University of Tampa, Series 2006, 5.000%, 4/01/35 – CIFG Insured	4/16 at 100.00	A3	10,463,671
21,095	Tampa-Hillsborough County Expressway Authority, Florida, Revenue Bonds, Refunding Series	No Opt. Call	A	22,506,254
	2012B, 5.000%, 7/01/42
12,000	Volusia County School Board, Florida, Certificates of Participation, Master Lease Program	8/17 at 100.00	Aa3	12,406,440
	Series 2007, 5.000%, 8/01/32 – AGM Insured
4,275	Volusia County School Board, Florida, Certificates of Participation, Series 2005B, 5.000%,	8/15 at 100.00	Aa3	4,465,409
	8/01/24 – AGM Insured
2,000	Volusia County, Florida, Gas Tax Revenue Bonds, Series 2004, 5.000%, 10/01/21 (Pre-refunded	10/14 at 100.00	AA (4)	2,016,240
	10/01/14) – AGM Insured
1,785	Volusia County, Florida, Tax Revenue Bonds, Tourist Development, Series 2004, 5.000%, 12/01/24	12/14 at 100.00	A2 (4)	1,813,953
	(Pre-refunded 12/01/14) – AGM Insured
232,125	Total Florida			244,740,499
	Georgia – 1.7% (1.1% of Total Investments)
1,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2004, 5.000%, 11/01/22	11/14 at 100.00	AA (4)	1,012,220
	(Pre-refunded 11/01/14) – AGM Insured
10,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2009B, 5.375%, 11/01/39 –	11/19 at 100.00	AA	10,881,600
	AGM Insured
1,155	Augusta, Georgia, Water and Sewerage Revenue Bonds, Series 2004, 5.250%, 10/01/39 –	10/14 at 100.00	AA	1,163,663
	AGM Insured
2,825	Cherokee County Water and Sewerage Authority, Georgia, Revenue Bonds, Refunding Series 2007,	8/20 at 100.00	AA	3,011,450
	4.000%, 8/01/26
1,520	College Park Business and Industrial Development Authority, Georgia, Revenue Bonds, Public	9/14 at 102.00	AA– (4)	1,556,906
	Safety Project, Series 2004, 5.250%, 9/01/23 (Pre-refunded 9/01/14) – NPFG Insured
4,660	Greene County Development Authority, Georgia, Health System Revenue Bonds, Catholic Health	No Opt. Call	Aa2	4,759,444
	East Issue, Series 2012, 4.250%, 11/15/42
2,250	Gwinnett County Hospital Authority, Georgia, Revenue Anticipation Certificates, Gwinnett	7/19 at 100.00	A+	2,441,003
	Hospital System Inc. Project, Series 2007C, 5.500%, 7/01/39 – AGM Insured
23,410	Total Georgia			24,826,286
	Hawaii – 0.0% (0.0% of Total Investments)
	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific
	University, Series 2013A:
250	6.625%, 7/01/33	7/23 at 100.00	BB+	265,303
170	6.875%, 7/01/43	7/23 at 100.00	BB+	181,688
420	Total Hawaii			446,991
	Idaho – 0.6% (0.4% of Total Investments)
5,855	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke’s Health System Project, Series	3/22 at 100.00	A–	6,205,890
	2012A, 5.000%, 3/01/47 – AGM Insured
	Idaho Housing and Finance Association, Grant and Revenue Anticipation Bonds, Federal Highway
	Trust Funds, Series 2006:
1,000	5.000%, 7/15/23 – NPFG Insured	7/16 at 100.00	A+	1,077,010
1,065	5.000%, 7/15/24 – NPFG Insured	7/16 at 100.00	A+	1,145,290
7,920	Total Idaho			8,428,190
	Illinois – 11.6% (7.8% of Total Investments)
1,050	Bedford Park, Illinois, General Obligation Bonds, Series 2004A, 5.250%, 12/15/20 – AGM Insured	12/14 at 100.00	AA	1,069,016
8,470	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2014,	No Opt. Call	AA	9,146,922
	5.250%, 12/01/49
7,700	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Third Lien	1/20 at 100.00	AA	8,263,101
	Refunding Series 2010C, 5.250%, 1/01/35 – AGC Insured
7,200	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Third Lien	1/16 at 100.00	AA–	7,616,160
	Series 2005A, 5.250%, 1/01/24 – NPFG Insured
7,095	Cook County Community College District 508, Illinois, General Obligation Bonds, Chicago City	12/23 at 100.00	AA	7,679,131
	Colleges, Series 2013, 5.250%, 12/01/43
6,160	De Witt, Ford, Livingston, Logan, Mc Lean and Tazewell Community College District 540,	12/17 at 100.00	Aa2	5,772,782
	Illinois, General Obligation Bonds, Series 2007, 3.000%, 12/01/26 – AGM Insured
3,400	Illinois Educational Facilities Authority, Revenue Bonds, Field Museum of Natural History,	11/23 at 100.00	A2	3,661,358
	Series 2002, 5.500%, 11/01/36
3,295	Illinois Educational Facilities Authority, Revenue Bonds, Robert Morris College, Series 2000,	12/14 at 100.00	A3	3,298,987
	5.800%, 6/01/30 – NPFG Insured
2,315	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Series 2012,	No Opt. Call	AA	2,446,122
	5.000%, 6/01/42
5,750	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2012, 5.000%, 9/01/38	9/22 at 100.00	BBB	5,860,803
5,070	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A,	9/24 at 100.00	BBB	5,129,877
	5.000%, 9/01/42
1,435	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series 2013A,	7/23 at 100.00	A–	1,590,497
	6.000%, 7/01/43
6,720	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Series 2011A, 6.000%, 8/15/41 –	8/21 at 100.00	AA	7,661,069
	AGM Insured
14,965	Illinois Finance Authority, Revenue Bonds, The University of Chicago, Series 2012A,	10/21 at 100.00	AA+	15,821,746
	5.000%, 10/01/51
	Illinois State, General Obligation Bonds, February Series 2014:
3,200	5.250%, 2/01/32	2/24 at 100.00	A–	3,357,376
2,000	5.250%, 2/01/33	2/24 at 100.00	A–	2,088,960
1,575	5.250%, 2/01/34	2/24 at 100.00	A–	1,643,828
7,000	5.000%, 2/01/39	2/24 at 100.00	A–	7,065,870
	Illinois State, General Obligation Bonds, May Series 2014:
510	5.000%, 5/01/36	5/24 at 100.00	A–	519,221
1,630	5.000%, 5/01/39	5/24 at 100.00	A–	1,645,534
	Illinois State, General Obligation Bonds, Refunding Series 2012:
3,160	5.000%, 8/01/21	No Opt. Call	A–	3,476,442
1,225	5.000%, 8/01/22	No Opt. Call	A–	1,342,110
2,740	5.000%, 8/01/23	No Opt. Call	A–	2,983,586
270	5.000%, 8/01/25	8/22 at 100.00	A–	286,621
1,425	Illinois State, General Obligation Bonds, Series 2013, 5.500%, 7/01/38	7/23 at 100.00	A–	1,511,996
5,405	Illinois Toll Highway Authority, State Toll Highway Authority Revenue Bonds, Series 2006A-1,	7/16 at 100.00	AA	5,835,184
	5.000%, 1/01/24 – AGM Insured
1,395	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender Option Bond Trust 4304,	No Opt. Call	AA–	1,892,527
	17.828%, 1/01/21 (IF) (5)
5,000	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds,	No Opt. Call	AAA	6,203,150
	Tender Option Bond Trust 3861, 15.215%, 6/15/18 (IF) (5)
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Capital Appreciation Refunding Series 2010B-1:
20,000	0.000%, 6/15/45 – AGM Insured	No Opt. Call	AAA	4,186,800
10,000	0.000%, 6/15/46 – AGM Insured	No Opt. Call	AAA	1,983,900
20,045	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AAA	7,093,525
	Project, Series 2002A, 0.000%, 12/15/35 – AGM Insured
5,920	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	6/20 at 100.00	AAA	6,637,386
	Project, Tender Option Bond Trust 3861, 13.614%, 6/15/42 (IF) (5)
	Schaumburg, Illinois, General Obligation Bonds, Series 2004B:
4,260	5.000%, 12/01/22 (Pre-refunded 12/01/14) – FGIC Insured	12/14 at 100.00	AAA	4,328,799
2,365	5.000%, 12/01/23 (Pre-refunded 12/01/14) – FGIC Insured	12/14 at 100.00	AAA	2,403,195
5,345	Southwestern Illinois Development Authority, Health Facility Revenue Bonds, Memorial Group,	11/23 at 100.00	BB+	5,941,983
	Inc., Series 2013, 7.625%, 11/01/48
4,000	Southwestern Illinois Development Authority, School Revenue Bonds, Triad School District 2,	No Opt. Call	AA–	2,489,400
	Madison County, Illinois, Series 2006, 0.000%, 10/01/25 – NPFG Insured
	Williamson & Johnson Counties Community Unit School District 2, Marion, Illinois, General
	Obligation Bonds, Series 2011:
930	7.000%, 12/01/21 – AGM Insured	12/20 at 100.00	AA	1,134,107
1,035	7.000%, 12/01/22 – AGM Insured	12/20 at 100.00	AA	1,253,778
1,155	7.000%, 12/01/23 – AGM Insured	12/20 at 100.00	AA	1,388,888
1,065	7.000%, 12/01/26 – AGM Insured	12/20 at 100.00	AA	1,251,332
2,085	7.250%, 12/01/29 – AGM Insured	12/20 at 100.00	AA	2,466,096
2,295	7.250%, 12/01/30 – AGM Insured	12/20 at 100.00	AA	2,703,579
197,660	Total Illinois			170,132,744
	Indiana – 7.6% (5.1% of Total Investments)
12,360	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project, Series	5/23 at 100.00	A	13,160,804
	2012A, 5.000%, 5/01/42
3,450	Indiana Finance Authority, Midwestern Disaster Relief Revenue Bonds, Ohio Valley Electric	6/22 at 100.00	BBB–	3,524,900
	Corporation Project, Series 2012A, 5.000%, 6/01/39 – AGM Insured
14,760	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing	7/23 at 100.00	BBB	15,489,882
	Project, Series 2013A, 5.250%, 1/01/51 (Alternative Minimum Tax)
5,000	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group, Refunding Series 2010B.,	12/20 at 100.00	Aa2	5,374,000
	5.000%, 12/01/37
17,970	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series	10/24 at 100.00	AA	19,654,507
	2014A, 5.000%, 10/01/44
11,200	Indiana Health Facility Financing Authority, Revenue Bonds, Community Hospitals of Indiana,	5/15 at 100.00	N/R (4)	11,606,560
	Series 2005A, 5.000%, 5/01/35 (Pre-refunded 5/01/15) – AMBAC Insured
8,500	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 –	1/17 at 100.00	AA–	9,072,985
	NPFG Insured
5,000	Indianapolis Local Public Improvement Bond Bank Bonds, Indiana, PILOT Infrastructure Project	1/20 at 100.00	AA	5,479,350
	Revenue Bonds, Series 2010F, 5.000%, 1/01/35 – AGM Insured
20,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E, 0.000%, 2/01/28 –	No Opt. Call	AA	12,586,600
	AMBAC Insured
9,615	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project Series 2009A,	1/19 at 100.00	AA	10,695,534
	5.500%, 1/01/38 – AGC Insured
935	Shoals, Indiana, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Series	11/23 at 100.00	N/R	1,024,928
	2013, 7.250%, 11/01/43 (Alternative Minimum Tax)
2,040	Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper LLC Project, Series 2013,	1/24 at 100.00	N/R	2,282,332
	7.000%, 1/01/44 (Alternative Minimum Tax)
1,500	Vigo County Hospital Authority, Indiana, Revenue Bonds, Union Hospital, Series 2007,	9/17 at 100.00	N/R	1,489,830
	5.800%, 9/01/47
112,330	Total Indiana			111,442,212
	Iowa – 1.3% (0.9% of Total Investments)
10,000	Iowa Finance Authority, Health Facilities Revenue Bonds, UnityPoint Health Project, Series	2/23 at 100.00	Aa3	10,976,100
	2013A, 5.250%, 2/15/44
	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
2,020	5.375%, 6/01/38	6/15 at 100.00	B+	1,657,935
1,230	5.500%, 6/01/42	6/15 at 100.00	B+	1,015,476
445	5.625%, 6/01/46	6/15 at 100.00	B+	370,196
5,600	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B,	6/17 at 100.00	B+	4,916,576
	5.600%, 6/01/34
19,295	Total Iowa			18,936,283
	Kansas – 0.6% (0.4% of Total Investments)
	Neosho County Unified School District 413, Kansas, General Obligation Bonds, Series 2006:
2,145	5.000%, 9/01/27 (Pre-refunded 9/01/14) – AGM Insured	9/14 at 100.00	A2 (4)	2,153,752
4,835	5.000%, 9/01/29 (Pre-refunded 9/01/14) – AGM Insured	9/14 at 100.00	A2 (4)	4,854,727
1,405	Wyandotte County/Kansas City Unified Government Board of Public Utilities, Kansas, Utility	9/24 at 100.00	A+	1,526,069
	System Revenue Bonds, Refunding & Improvement Series 2014A, 5.000%, 9/01/44
8,385	Total Kansas			8,534,548
	Kentucky – 2.6% (1.7% of Total Investments)
5,170	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro	6/20 at 100.00	BBB+	5,843,444
	Medical Health System, Series 2010A, 6.000%, 6/01/30
	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds,
	Downtown Crossing Project, Convertible Capital Appreciation Series 2013C:
3,330	0.000%, 7/01/43	7/31 at 100.00	Baa3	2,144,254
5,735	0.000%, 7/01/46	7/31 at 100.00	Baa3	3,692,881
	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds,
	Downtown Crossing Project, Series 2013A:
1,445	5.750%, 7/01/49	7/23 at 100.00	Baa3	1,617,649
290	6.000%, 7/01/53	7/23 at 100.00	Baa3	327,889
	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 93, Refunding
	Series 2009:
3,860	5.250%, 2/01/20 – AGC Insured	2/19 at 100.00	AA	4,507,785
10,000	5.250%, 2/01/24 – AGC Insured	2/19 at 100.00	AA	11,424,500
7,500	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds, Revitalization Project,	7/16 at 100.00	AA+	8,096,925
	Series 2006B, 5.000%, 7/01/25 – AMBAC Insured
37,330	Total Kentucky			37,655,327
	Louisiana – 4.1% (2.7% of Total Investments)
3,330	Jefferson Parish Hospital District1, Louisiana, Hospital Revenue Bonds, West Jefferson Medical	1/21 at 100.00	AA	3,771,924
	Center, Refunding Series 2011A, 6.000%, 1/01/39 – AGM Insured
3,025	Lafayette, Louisiana, Utilities Revenue Bonds, Series 2004, 5.250%, 11/01/22 (Pre-refunded	11/14 at 100.00	AA– (4)	3,063,841
	11/01/14) – NPFG Insured
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2005A:
2,400	5.000%, 5/01/25 (Pre-refunded 5/01/15) – FGIC Insured	5/15 at 100.00	Aa1 (4)	2,487,480
4,415	5.000%, 5/01/26 (Pre-refunded 5/01/15) – FGIC Insured	5/15 at 100.00	Aa1 (4)	4,575,927
5,000	5.000%, 5/01/27 (Pre-refunded 5/01/15) – FGIC Insured	5/15 at 100.00	Aa1 (4)	5,182,250
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A:
3,300	4.750%, 5/01/39 – AGM Insured	5/16 at 100.00	Aa1	3,471,864
35,725	4.500%, 5/01/41 – NPFG Insured (UB)	5/16 at 100.00	Aa1	37,394,430
38	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006, Residuals 660-1, 16.105%,	5/16 at 100.00	Aa1	45,496
	5/01/34 – NPFG Insured (IF)
57,233	Total Louisiana			59,993,212
	Maine – 0.1% (0.0% of Total Investments)
1,015	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical	7/23 at 100.00	Baa1	1,045,886
	Center Obligated Group Issue, Series 2013, 5.000%, 7/01/43
	Maryland – 0.4% (0.2% of Total Investments)
5,345	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.250%,	9/16 at 100.00	BB+	5,473,333
	9/01/28 – SYNCORA GTY Insured
	Massachusetts – 2.5% (1.7% of Total Investments)
4,500	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds,	1/20 at 100.00	AA+	4,983,030
	Commonwealth Contract Assistance Secured, Refunding Series 2010B, 5.000%, 1/01/35
3,225	Massachusetts Development Finance Agency, Resource Recovery Revenue Refunding Bonds,	11/17 at 100.00	BB+	3,237,739
	Covanta Energy Project, Series 2012B, 4.875%, 11/01/42
5,330	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Harvard University,	12/19 at 100.00	AAA	7,552,503
	Tender Option Bond Trust 2010-20W, 13.578%, 12/15/34 (IF) (5)
11,000	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A,	8/15 at 100.00	AA+ (4)	11,555,390
	5.000%, 8/15/23 (Pre-refunded 8/15/15) – AGM Insured (UB)
7,255	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2007A, 4.500%,	2/17 at 100.00	AA+	7,431,587
	8/01/46 – AGM Insured (UB) (5)
1,500	University of Massachusetts Building Authority, Senior Lien Project Revenue Bonds, Series	11/14 at 100.00	AA (4)	1,519,665
	2004-1, 5.375%, 11/01/20 (Pre-refunded 11/01/14) – AMBAC Insured
32,810	Total Massachusetts			36,279,914
	Michigan – 3.4% (2.2% of Total Investments)
5,490	Detroit City School District, Wayne County, Michigan, Unlimited Tax School Building and Site	No Opt. Call	AA	6,402,713
	Improvement Bonds, Series 2001A, 6.000%, 5/01/29 – AGM Insured (UB)
1,695	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	BB+	1,666,016
	Refunding Senior Lien Series 2012A, 5.250%, 7/01/39
6,000	Detroit, Michigan, General Obligation Bonds, Series 2001A-1, 5.375%, 4/01/18 – NPFG Insured (6)	No Opt. Call	AA–	5,913,240
2,000	Detroit, Michigan, Sewage Disposal System Revenue Bonds, Series 2001D-2, 0.240%, 7/01/32 –	1/15 at 100.00	AA–	1,450,257
	NPFG Insured (7)
3,000	Michigan Public Power Agency, AFEC Project Revenue Bonds, Series 2012A, 5.000%, 1/01/43	1/22 at 100.00	A2	3,156,360
8,260	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series	10/21 at 100.00	Aa3	9,135,890
	2011-II-A, 5.375%, 10/15/41
11,000	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	6/22 at 100.00	Aa2	11,592,900
	2009C, 5.000%, 12/01/48
10,000	Wayne Charter County, Michigan, Limited Tax General Obligation Airport Hotel Revenue Bonds,	No Opt. Call	AA–	10,004,000
	Detroit Metropolitan Wayne County Airport, Series 2001A, 5.250%, 12/01/25 – NPFG Insured
47,445	Total Michigan			49,321,376
	Minnesota – 0.8% (0.6% of Total Investments)
5,450	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Series	11/18 at 100.00	AA	6,418,956
	2008B, 6.500%, 11/15/38 – AGC Insured
5,020	Minnesota State, General Obligation Bonds, Various Purpose, Refunding Series 2010D,	No Opt. Call	AA+	5,823,551
	5.000%, 8/01/18
10,470	Total Minnesota			12,242,507
	Missouri – 0.5% (0.3% of Total Investments)
2,250	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,	2/22 at 100.00	A1	2,383,133
	Heartland Regional Medical Center, Series 2012, 5.000%, 2/15/43
305	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village	9/23 at 100.00	A–	327,039
	of Sunset Hills, Series 2013A, 5.875%, 9/01/43
4,125	St. Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series	No Opt. Call	AA–	4,837,800
	2005, 5.500%, 7/01/29 – NPFG Insured
6,680	Total Missouri			7,547,972
	Montana – 0.2% (0.2% of Total Investments)
3,000	Montana Facility Finance Authority, Hospital Revenue Bonds, Benefis Health System Obligated	1/21 at 100.00	AA	3,372,000
	Group, Series 2011A, 5.750%, 1/01/31 – AGM Insured
	Nebraska – 2.6% (1.8% of Total Investments)
4,010	Lincoln County Hospital Authority 1, Nebraska, Hospital Revenue and Refunding Bonds, Great	No Opt. Call	A–	4,223,853
	Plains Regional Medical Center Project, Series 2012, 5.000%, 11/01/42
27,125	Lincoln, Nebraska, Electric System Revenue Bonds, Series 2007A, 4.500%, 9/01/37 – NPFG	9/16 at 100.00	AA	28,002,765
	Insured (UB) (5)
5,000	Municipal Energy Agency of Nebraska, Power Supply System Revenue and Refunding Bonds,	4/19 at 100.00	AA+	5,663,550
	Series 2009A, 5.375%, 4/01/39 – BHAC Insured
1,000	Nebraska Public Power District, General Revenue Bonds, Series 2005A, 5.000%, 1/01/25	7/15 at 100.00	AA (4)	1,044,550
	(Pre-refunded 7/01/15) – AGM Insured
37,135	Total Nebraska			38,934,718
	Nevada – 2.7% (1.8% of Total Investments)
7,000	Clark County School District, Nevada, General Obligation Bonds, Refunding Series 2005A,	6/15 at 101.00	AA–	7,352,240
	5.000%, 6/15/19 – FGIC Insured
3,000	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2009C, 5.000%,	7/19 at 100.00	AA	3,378,690
	7/01/26 – AGM Insured
16,840	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran	1/20 at 100.00	AA	18,217,344
	International Airport, Series 2010A, 5.250%, 7/01/39 – AGM Insured
10,285	Henderson, Nevada, General Obligation Bonds, Sewer Series 2004, 5.000%, 6/01/34 (Pre-refunded	12/14 at 100.00	AA (4)	10,452,440
	12/01/14) – FGIC Insured
37,125	Total Nevada			39,400,714
	New Jersey – 4.1% (2.8% of Total Investments)
	Essex County Improvement Authority, New Jersey, Guaranteed Revenue Bonds, Project
	Consolidation, Series 2004:
2,000	5.125%, 10/01/21 – NPFG Insured	10/14 at 100.00	Aa2	2,016,140
2,250	5.125%, 10/01/22 – NPFG Insured	10/14 at 100.00	Aa2	2,268,113
	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge,
	Series 2004A:
3,850	5.000%, 7/01/22 – NPFG Insured	No Opt. Call	AA–	3,888,847
3,850	5.000%, 7/01/23 – NPFG Insured	No Opt. Call	AA–	3,888,847
5,900	5.000%, 7/01/29 – NPFG Insured	No Opt. Call	AA–	5,959,531
26,000	New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2005D-1, 5.250%, 1/01/26 –	No Opt. Call	AA	31,548,918
	AGM Insured
3,320	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.000%, 1/01/21 – AGM Insured	1/15 at 100.00	AA	3,384,574
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2007-1A:
3,320	4.500%, 6/01/23	6/17 at 100.00	BB	3,267,776
1,545	4.625%, 6/01/26	6/17 at 100.00	B+	1,340,612
1,470	4.750%, 6/01/34	6/17 at 100.00	B2	1,101,456
1,330	Washington Township Board of Education, Mercer County, New Jersey, General Obligation Bonds,	No Opt. Call	Aa3	1,681,453
	Series 2005, 5.250%, 1/01/26 – AGM Insured
54,835	Total New Jersey			60,346,267
	New Mexico – 1.3% (0.8% of Total Investments)
3,660	San Juan County, New Mexico, Gross Receipts Tax Revenue Bonds, Refunding Subordinate Series	6/15 at 100.00	AA–	3,802,557
	2005, 5.000%, 6/15/25 – NPFG Insured
13,600	University of New Mexico, System Improvement Subordinated Lien Revenue Bonds, Series 2007A,	6/17 at 100.00	AA	14,782,928
	5.000%, 6/01/36 – AGM Insured
17,260	Total New Mexico			18,585,485
	New York – 6.8% (4.6% of Total Investments)
1,880	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	AA–	1,920,702
	Hospital, Series 2004, 5.000%, 8/01/23 – FGIC Insured
7,225	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Cornell	7/20 at 100.00	Aa1	8,227,541
	University, Series 2010A, 5.000%, 7/01/35
3,335	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	3,436,284
	2005F, 5.000%, 3/15/24 (Pre-refunded 3/15/15) – AMBAC Insured
3,720	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	AA–	3,780,562
	2/15/47 – NPFG Insured
12,500	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A,	6/16 at 100.00	AA–	13,407,500
	5.000%, 12/01/25 – FGIC Insured
6,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006C,	9/16 at 100.00	AA–	6,390,120
	5.000%, 9/01/35 – NPFG Insured
2,500	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A, 5.000%,	5/21 at 100.00	AA	2,677,775
	5/01/36 – AGM Insured
5,610	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2012A,	9/22 at 100.00	A–	6,004,046
	5.000%, 9/01/42
3,025	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue	2/21 at 100.00	Aa2	3,465,561
	Bonds, Unity Hospital of Rochestor Project, Series 2010, 5.500%, 8/15/40
2,615	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium	3/19 at 100.00	AA	3,186,848
	Project PILOT, Series 2009A, 7.000%, 3/01/49 – AGC Insured
85	New York City, New York, General Obligation Bonds, Fiscal Series 2005F-1, 5.000%, 9/01/21 –	9/15 at 100.00	AA	89,319
	AMBAC Insured
4,915	New York City, New York, General Obligation Bonds, Fiscal Series 2005F-1, 5.000%, 9/01/21	9/15 at 100.00	Aa2 (4)	5,172,841
	(Pre-refunded 9/01/15) – AMBAC Insured
10,000	New York City, New York, General Obligation Bonds, Fiscal Series 2005M, 5.000%, 4/01/26 –	4/15 at 100.00	AA	10,304,400
	FGIC Insured
3,345	New York State Thruway Authority, General Revenue Bonds, Series 2005F, 5.000%, 1/01/26 –	1/15 at 100.00	A	3,408,354
	AMBAC Insured
1,655	New York State Thruway Authority, General Revenue Bonds, Series 2005F, 5.000%, 1/01/26	1/15 at 100.00	A2 (4)	1,688,663
	(Pre-refunded 1/01/15) – AMBAC Insured
14,000	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/30 –	7/15 at 100.00	AA	14,529,340
	AGM Insured
3,650	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds,	3/15 at 100.00	AAA	3,760,851
	Series 2005B, 5.000%, 3/15/25 (Pre-refunded 3/15/15) – AGM Insured
4,655	Onondaga Civic Development Corporation, New York, Revenue Bonds, Saint Joseph’s Hospital	7/22 at 100.00	BB	4,572,281
	Health Center Project, Series 2012, 5.000%, 7/01/42
	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding
	Subordinate Lien Series 2013A:
2,135	5.000%, 11/15/28	No Opt. Call	A+	2,465,776
2,430	0.000%, 11/15/31	No Opt. Call	A+	1,221,950
1,460	0.000%, 11/15/32	No Opt. Call	A+	697,763
96,740	Total New York			100,408,477
	North Carolina – 1.7% (1.1% of Total Investments)
750	Gaston County Industrial Facilities and Pollution Control Financing Authority, North Carolina,	8/15 at 100.00	N/R	750,330
	National Gypsum Company Project Exempt Facilities Revenue Bonds, Series 2005, 5.750%,
	8/01/35 (Alternative Minimum Tax)
10,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke University	6/22 at 100.00	AA	10,844,700
	Health System, Series 2012A, 5.000%, 6/01/42
4,715	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Vidant Health,	6/22 at 100.00	A+	5,094,982
	Refunding Series 2012A, 5.000%, 6/01/36
	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Series 2005A:
3,205	5.000%, 5/01/23 – AMBAC Insured	5/15 at 100.00	Aa3	3,309,066
3,295	5.000%, 5/01/24 – AMBAC Insured	5/15 at 100.00	Aa3	3,401,989
830	University of North Carolina, Greensboro, General Revenue Bonds, Series 2014A, 5.000%, 4/01/39	4/24 at 100.00	Aa3	928,795
22,795	Total North Carolina			24,329,862
	North Dakota – 0.8% (0.5% of Total Investments)
2,245	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated	12/21 at 100.00	A–	2,348,562
	Group, Series 2012, 5.000%, 12/01/35
	Grand Forks, North Dakota, Sales Tax Revenue Bonds, Alerus Project, Series 2005A:
2,195	5.000%, 12/15/22 – NPFG Insured	12/15 at 100.00	Aa3	2,326,832
1,355	5.000%, 12/15/23 – NPFG Insured	12/15 at 100.00	Aa3	1,436,381
3,000	5.000%, 12/15/24 – NPFG Insured	12/15 at 100.00	Aa3	3,176,580
1,890	Williston, North Dakota, Multifamily Housing Revenue Bonds, Eagle Crest Apartments LLC	9/23 at 100.00	N/R	1,962,085
	Project, Series 2013, 7.750%, 9/01/38
10,685	Total North Dakota			11,250,440
	Ohio – 8.0% (5.3% of Total Investments)
1,730	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Revenue Bonds,	5/22 at 100.00	A1	1,828,091
	Children’s Hospital Medical Center, Improvement & Refunding Series 2012, 5.000%, 11/15/42
	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Health Partners, Refunding and
	Improvement Series 2012A:
1,930	5.000%, 5/01/33	5/22 at 100.00	AA–	2,087,469
2,540	4.000%, 5/01/33	5/22 at 100.00	AA–	2,572,868
2,420	5.000%, 5/01/42	5/22 at 100.00	AA–	2,572,291
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
16,145	5.125%, 6/01/24	6/17 at 100.00	B–	13,529,187
370	5.875%, 6/01/30	6/17 at 100.00	B	301,199
11,600	5.750%, 6/01/34	6/17 at 100.00	B	9,256,800
1,860	5.875%, 6/01/47	6/17 at 100.00	B	1,455,097
8,310	Cleveland Heights-University Heights City School District, Ohio, General Obligation Bonds,	6/23 at 100.00	AA	8,830,455
	School Improvement Series 2014, 5.000%, 12/01/51
2,000	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2004,	12/14 at 100.00	AA (4)	2,034,220
	5.250%, 12/01/25 (Pre-refunded 12/01/14) – AGM Insured
6,000	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children’s Hospital Project,	5/22 at 100.00	Aa2	6,402,240
	Improvement Series 2012A, 5.000%, 11/01/42
2,205	Hamilton City School District, Ohio, General Obligation Bonds, Series 2005, 5.000%, 12/01/24 –	6/15 at 100.00	A3	2,284,270
	NPFG Insured
19,535	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Lien, Series 2006A, 4.250%, 12/01/32 –	12/16 at 100.00	A+	19,774,499
	AMBAC Insured
6,425	JobsOhio Beverage System, Ohio, Statewide Liquor Profits Revenue Bonds, Senior Lien Series	1/23 at 100.00	AA	6,987,830
	2013A, 5.000%, 1/01/38 (UB) (5)
	JobsOhio Beverage System, Ohio, Statewide Senior Lien Liquor Profits Revenue Bonds, Tender
	Option Bond Trust 1157:
1,725	17.325%, 1/01/38 (IF) (5)	1/23 at 100.00	AA	2,329,440
1,250	17.325%, 1/01/38 (IF) (5)	1/23 at 100.00	AA	1,688,000
625	17.325%, 1/01/38 (IF) (5)	1/23 at 100.00	AA	844,000
1,750	17.316%, 1/01/38 (IF) (5)	1/23 at 100.00	AA	2,362,850
2,000	16.318%, 1/01/38 (IF) (5)	1/23 at 100.00	AA	2,700,800
390	17.197%, 1/01/38 (IF) (5)	1/23 at 100.00	AA	525,611
	Middletown City School District, Butler County, Ohio, General Obligation Bonds, Refunding
	Series 2007:
4,380	5.250%, 12/01/27 – AGM Insured	No Opt. Call	A2	5,236,159
6,000	5.250%, 12/01/31 – AGM Insured	No Opt. Call	A2	7,211,880
9,235	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated	2/23 at 100.00	BB+	8,992,674
	Group Project, Series 2013, 5.000%, 2/15/48
	Southeastern Ohio Port Authority, Hospital Facilities Revenue Bonds, Memorial Health System
	Obligated Group Project, Refunding and Improvement Series 2012:
2,000	5.750%, 12/01/32	12/22 at 100.00	N/R	2,026,900
1,320	6.000%, 12/01/42	12/22 at 100.00	N/R	1,340,605
2,000	University of Akron, Ohio, General Receipts Bonds, Federally Taxable Build America Bonds,	1/20 at 100.00	AA	2,213,100
	Series 2010B, 5.000%, 1/01/29 – AGM Insured
115,745	Total Ohio			117,388,535
	Oklahoma – 2.3% (1.5% of Total Investments)
	Oklahoma Capitol Improvement Authority, State Facilities Revenue Bonds, Series 2005F:
3,500	5.000%, 7/01/24 (Pre-refunded 7/01/15) – AMBAC Insured	7/15 at 100.00	AA (4)	3,655,260
7,500	5.000%, 7/01/27 (Pre-refunded 7/01/15) – AMBAC Insured	7/15 at 100.00	AA (4)	7,832,700
	Oklahoma City Water Utilities Trust, Oklahoma, Water and Sewer Revenue Bonds, Series 2010:
1,000	5.375%, 7/01/40	7/21 at 100.00	AAA	1,138,290
1,500	5.000%, 7/01/40	7/21 at 100.00	AAA	1,658,940
19,060	Oklahoma Municipal Power Authority, Power Supply System Revenue Bonds, Series 2007, 4.500%,	1/17 at 100.00	AA–	19,238,592
	1/01/47 – FGIC Insured
32,560	Total Oklahoma			33,523,782
	Oregon – 0.5% (0.3% of Total Investments)
2,535	Oregon Department of Administrative Services, Certificates of Participation, Series 2005A,	5/15 at 100.00	AA (4)	2,627,021
	5.000%, 5/01/25 (Pre-refunded 5/01/15) – AGM Insured
4,000	Oregon Department of Administrative Services, State Lottery Revenue Bonds, Series 2011A,	4/21 at 100.00	AAA	4,672,840
	5.250%, 4/01/31
6,535	Total Oregon			7,299,861
	Pennsylvania – 5.5% (3.7% of Total Investments)
2,165	Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue Bonds, Series 2010, 5.000%,	12/20 at 100.00	AA	2,346,275
	6/01/40 – AGM Insured
7,925	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Series 2006A,	6/16 at 100.00	AA	8,530,549
	5.000%, 6/01/26 – AGM Insured (UB)
7,630	Dauphin County General Authority, Pennsylvania, Health System Revenue Bonds, Pinnacle Health	6/22 at 100.00	A	8,033,474
	System Project, Series 2012A, 5.000%, 6/01/42
5,250	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E,	1/20 at 100.00	AA	5,583,375
	5.000%, 1/01/40 – AGM Insured
1,560	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage	8/20 at 100.00	AA	1,724,611
	Revenue Bonds, New Regional Medical Center Project, Series 2010, 5.375%, 8/01/38
1,800	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Drexel University, Series	5/15 at 100.00	AA–	1,853,262
	2005A, 5.000%, 5/01/28 – NPFG Insured
11,100	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	12/16 at 100.00	AA	11,255,289
	Philadelphia, Series 2006B, 4.500%, 6/01/32 – AGM Insured
2,625	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/26 –	6/16 at 100.00	A+	2,806,230
	AMBAC Insured
1,300	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital	7/22 at 100.00	BB+	1,319,409
	Revenue Bonds, Temple University Health System Obligated Group, Series 2012A,
	5.625%, 7/01/42
10,000	Philadelphia, Pennsylvania, Airport Revenue Bonds, Series 2010A, 5.000%, 6/15/40 – AGM Insured	6/20 at 100.00	AA	10,499,600
7,055	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Hotel Room	8/20 at 100.00	AA	7,453,114
	Excise Tax Revenue Bonds, Refunding Series 2010, 5.000%, 2/01/35 – AGC Insured
5,180	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Sales Tax	8/20 at 100.00	AA	5,587,044
	Revenue Bonds, Refunding Series 2010, 5.000%, 2/01/31 – AGM Insured
6,335	Radnor Township School District, Delaware County, Pennsylvania, General Obligation Bonds,	8/15 at 100.00	Aa1	6,586,690
	Series 2005B, 5.000%, 2/15/30 – AGM Insured
	Reading School District, Berks County, Pennsylvania, General Obligation Bonds, Series 2005:
3,285	5.000%, 1/15/22 – AGM Insured	1/16 at 100.00	AA	3,496,554
3,450	5.000%, 1/15/23 – AGM Insured	1/16 at 100.00	AA	3,670,110
76,660	Total Pennsylvania			80,745,586
	Puerto Rico – 0.6% (0.4% of Total Investments)
2,500	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/30	7/15 at 100.00	AA+ (4)	2,610,425
	(Pre-refunded 7/01/15) – SYNCORA GTY Insured
1,550	Puerto Rico Municipal Finance Agency, Series 2005C, 5.250%, 8/01/21 – CIFG Insured	No Opt. Call	AA	1,547,396
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
14,195	0.000%, 8/01/45 – NPFG Insured	No Opt. Call	AA–	1,851,312
5,900	0.000%, 8/01/47 – AMBAC Insured	No Opt. Call	BBB	670,417
36,550	0.000%, 8/01/54 – AMBAC Insured	No Opt. Call	BBB	2,711,279
60,695	Total Puerto Rico			9,390,829
	Rhode Island – 1.0% (0.7% of Total Investments)
2,195	Providence Housing Development Corporation, Rhode Island, FHA-Insured Section 8 Assisted	1/15 at 100.00	AA–	2,201,036
	Mortgage Revenue Refunding Bonds, Barbara Jordan Apartments, Series 1994A, 6.750%,
	7/01/25 – NPFG Insured
1,405	Rhode Island Health & Educational Building Corporation, Higher Education Auxiliary Enterprise	9/14 at 100.00	A1 (4)	1,414,231
	Revenue Bonds, Series 2004A, 5.500%, 9/15/24 (Pre-refunded 9/15/14) – AMBAC Insured
	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,
	Series 2002A:
250	6.125%, 6/01/32	No Opt. Call	BBB+	250,510
11,595	6.250%, 6/01/42	No Opt. Call	BBB–	11,594,420
15,445	Total Rhode Island			15,460,197
	South Carolina – 5.0% (3.4% of Total Investments)
14,650	Anderson County School District 5, South Carolina, General Obligation Bonds, Series 2008,	No Opt. Call	Aa1	17,794,768
	Trust 1181, 9.908%, 8/01/15 – AGM Insured (IF)
	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds,
	Series 2004A:
2,000	5.250%, 8/15/22 (Pre-refunded 8/15/14) – NPFG Insured	8/14 at 100.00	AA– (4)	2,003,960
2,605	5.250%, 8/15/23 (Pre-refunded 8/15/14) – NPFG Insured	8/14 at 100.00	AA– (4)	2,610,158
2,385	5.250%, 8/15/25 (Pre-refunded 8/15/14) – NPFG Insured	8/14 at 100.00	AA– (4)	2,389,722
4,085	Saint Peters Parish/Jasper County Public Facilities Corporation, South Carolina, Installment	4/21 at 100.00	AA	4,369,888
	Purchase Revenue Bonds, County Office Building Projects, Series 2011A, 5.250%, 4/01/44 –
	AGC Insured
4,100	South Carolina JOBS Economic Development Authority, Industrial Revenue Bonds, South Carolina	2/23 at 100.00	A	4,287,985
	Electric and Gas Company, Series 2013, 4.000%, 2/01/28
1,250	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health,	8/21 at 100.00	AA	1,438,338
	Refunding Series 2011A, 6.500%, 8/01/39 – AGM Insured
10,195	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2014A,	6/24 at 100.00	AA–	11,309,415
	5.500%, 12/01/54
15,795	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series 2007A, 4.500%,	10/16 at 100.00	A1	16,377,362
	10/01/34 – SYNCORA GTY Insured
10,250	Spartanburg Regional Health Services District, Inc., South Carolina, Hospital Revenue	4/22 at 100.00	A1	11,229,285
	Refunding Bonds, Series 2012A, 5.000%, 4/15/32
67,315	Total South Carolina			73,810,881
	Tennessee – 0.5% (0.3% of Total Investments)
6,160	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds,	1/23 at 100.00	A+	6,705,468
	Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45
	Texas – 8.3% (5.6% of Total Investments)
4,405	Bexar County, Texas, Venue Project Revenue Bonds, Refunding Series 2010, 5.500%, 8/15/49 –	8/19 at 100.00	AA	4,752,951
	AGM Insured
12,700	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Improvement Series 2013C,	11/22 at 100.00	A+	13,343,890
	5.125%, 11/01/43 (Alternative Minimum Tax)
9,035	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding and Improvement	11/21 at 100.00	A+	9,677,479
	Bonds, Series 2012C, 5.000%, 11/01/45 – AGM Insured
4,330	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Tender Option	10/23 at 100.00	AA+	5,530,969
	Bond Trust 2013-9A, 18.003%, 4/01/53 (IF)
25,000	Harris County-Houston Sports Authority, Texas, Special Revenue Bonds, Refunding Junior Lien	11/14 at 100.00	AA–	25,010,499
	Series 2001B, 5.250%, 11/15/40 – NPFG Insured
590	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc.	7/24 at 100.00	B	597,759
	Terminal E Project, Refunding Series 2014, 5.000%, 7/01/29 (Alternative Minimum Tax)
6,700	Hutto Independent School District, Williamson County, Texas, General Obligation Bonds,	8/21 at 100.00	A	7,102,871
	Refunding Series 2012A, 5.000%, 8/01/46
3,500	Irving, Texas, Hotel Occupancy Tax Revenue Bonds, Series 2014B, 5.000%, 8/15/43	8/19 at 100.00	BBB+	3,569,370
60	Lower Colorado River Authority, Texas, Revenue Refunding and Improvement Bonds, Series	No Opt. Call	AA–	60,209
	2001A, 5.000%, 5/15/21
	McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013:
2,355	5.750%, 12/01/33	12/25 at 100.00	Baa2	2,559,390
2,385	6.125%, 12/01/38	12/25 at 100.00	Baa2	2,588,989
8,425	North Central Texas Health Facilities Development Corporation, Texas, Revenue Bonds,	8/22 at 100.00	AA	9,284,350
	Children’s Medical Center Dallas Project, Series 2012, 5.000%, 8/15/32
24,330	Tarrant Regional Water District, Texas, Water Revenue Bonds, Refunding & Improvement Series	3/22 at 100.00	AAA	26,373,476
	2012, 5.000%, 3/01/52
1,750	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series	No Opt. Call	A3	1,874,670
	2012, 5.000%, 12/15/30
7,600	Waco Health Facilities Development Corporation, Texas, Hillcrest Health System Project, FHA	8/16 at 100.00	AA– (4)	8,310,068
	Insured Mortgage Revenue Bonds, Series 2006A, 5.000%, 8/01/31 (Pre-refunded 8/01/16) –
	NPFG Insured
1,840	Ysleta Independent School District Public Facility Corporation, Texas, Lease Revenue Refunding	11/14 at 100.00	AA–	1,866,588
	Bonds, Series 2001, 5.375%, 11/15/24 – AMBAC Insured
115,005	Total Texas			122,503,528
	Utah – 1.1% (0.8% of Total Investments)
15,000	Utah Transit Authority, Sales Tax Revenue Bonds, Series 2008A, 5.000%, 6/15/32 – AGM	6/18 at 100.00	AAA	16,701,600
	Insured (UB) (5)
	Virginia – 1.9% (1.3% of Total Investments)
10,000	Fairfax County Industrial Development Authority, Virginia, Healthcare Revenue Bonds, Inova	5/22 at 100.00	AA+	10,833,500
	Health System, Series 2012A, 5.000%, 5/15/40
985	Roanoke Industrial Development Authority, Virginia, Hospital Revenue Bonds, Carillion Health	7/20 at 100.00	AA	1,054,620
	System Obligated Group, Series 2005B, 5.000%, 7/01/38
15	Roanoke Industrial Development Authority, Virginia, Hospital Revenue Bonds, Carillion Health	7/20 at 100.00	AA (4)	17,920
	System Obligated Group, Series 2005B, 5.000%, 7/01/38 (Pre-refunded 7/01/20)
5,740	Route 460 Funding Corporation, Virginia, Toll Road Revenue Bonds, Series 2012A, 5.000%, 7/01/52	No Opt. Call	BBB–	5,861,918
	Route 460 Funding Corporation, Virginia, Toll Road Revenue Bonds, Series 2012B:
1,740	0.000%, 7/01/32	No Opt. Call	BBB–	696,348
2,465	0.000%, 7/01/33	No Opt. Call	BBB–	924,917
960	0.000%, 7/01/34	No Opt. Call	BBB–	342,336
1,330	0.000%, 7/01/35	No Opt. Call	BBB–	445,523
2,300	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes LLC	1/22 at 100.00	BBB–	2,358,627
	Project, Series 2012, 5.000%, 1/01/40 (Alternative Minimum Tax)
5,030	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River	7/22 at 100.00	BBB–	5,424,201
	Crossing, Opco LLC Project, Series 2012, 5.500%, 1/01/42 (Alternative Minimum Tax)
30,565	Total Virginia			27,959,910
	Washington – 7.2% (4.8% of Total Investments)
10,000	Central Puget Sound Regional Transit Authority, Washington, Sales Tax and Motor Vehicle Excise	8/14 at 100.00	AAA	10,113,200
	Tax Bonds, Series 1999, 4.750%, 2/01/28 – FGIC Insured
2,500	Grant County Public Utility District 2, Washington, Revenue Bonds, Wanapum Hydroelectric	1/15 at 100.00	AA (4)	2,550,750
	Development, Series 2005A, 5.000%, 1/01/29 (Pre-refunded 1/01/15) – FGIC Insured
3,500	King County School District 401, Highline, Washington, General Obligation Bonds, Series 2004,	12/14 at 100.00	AA+ (4)	3,556,630
	5.000%, 10/01/24 (Pre-refunded 12/01/14) – FGIC Insured
7,500	King County, Washington, General Obligation Sewer Bonds, Series 2009, Trust 1W, 9.550%,	1/19 at 100.00	Aa1	9,425,400
	1/01/39 – AGC Insured (IF) (5)
17,000	King County, Washington, Sewer Revenue Bonds, Series 2007, 5.000%, 1/01/42 – AGM Insured	7/17 at 100.00	AA+	18,455,879
4,345	King County, Washington, Sewer Revenue Bonds, Tender Option Bond Trust 3090, 13.501%,	7/17 at 100.00	AA+	5,496,903
	7/01/32 – AGM Insured (IF) (5)
11,000	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2005A, 5.000%, 3/01/35 –	3/15 at 100.00	AA–	11,221,760
	NPFG Insured
2,375	Snohomish County Public Utility District 1, Washington, Generation System Revenue Bonds,	No Opt. Call	Aaa	2,574,714
	Series 1989, 6.650%, 1/01/16 – FGIC Insured (ETM)
	Tacoma, Washington, Solid Waste Utility Revenue Refunding Bonds, Series 2006:
3,890	5.000%, 12/01/24 – SYNCORA GTY Insured	12/16 at 100.00	AA	4,264,529
4,085	5.000%, 12/01/25 – SYNCORA GTY Insured	12/16 at 100.00	AA	4,473,320
4,290	5.000%, 12/01/26 – SYNCORA GTY Insured	12/16 at 100.00	AA	4,685,238
2,510	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital,	10/22 at 100.00	AA	2,785,673
	Refunding Series 2012B, 5.000%, 10/01/30
6,540	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital,	10/22 at 100.00	AA	7,079,092
	Series 2012A, 5.000%, 10/01/42
17,845	Washington State, General Obligation Bonds, 2007A Series 2006, 5.000%, 7/01/31 (Pre-refunded	7/16 at 100.00	AA+ (4)	19,466,574
	7/01/16) – AGM Insured
97,380	Total Washington			106,149,662
	West Virginia – 2.4% (1.6% of Total Investments)
10,000	West Virginia Economic Development Authority, State Lottery Revenue Bonds, Series 2010A,	6/20 at 100.00	AAA	10,918,300
	5.000%, 6/15/40
22,400	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health	6/23 at 100.00	A	25,019,679
	System Obligated Group, Refunding and Improvement Series 2013A, 5.500%, 6/01/44
32,400	Total West Virginia			35,937,979
	Wisconsin – 1.8% (1.2% of Total Investments)
8,460	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care,	7/21 at 100.00	A	9,274,444
	Inc., Series 2012A, 5.000%, 7/15/25
5,090	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert Health Inc.	10/22 at 100.00	AA–	5,483,661
	Obligated Group, Series 2012A, 5.000%, 4/01/42
10,300	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Gundersen Lutheran,	10/21 at 100.00	A+	11,091,761
	Series 2011A, 5.250%, 10/15/39
23,850	Total Wisconsin			25,849,866
$ 2,224,018	Total Municipal Bonds (cost $2,054,609,170)			2,194,543,920

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0% (0.0% of Total Investments)

	Transportation – 0.0% (0.0% of Total Investments)
$ 580	Las Vegas Monorail Company, Senior Interest Bonds (7), (8)	5.500%	7/15/19	N/R	$ 104,462
159	Las Vegas Monorail Company, Senior Interest Bonds (7), (8)	3.000%	7/15/55	N/R	21,214
$ 739	Total Corporate Bonds (cost $51,630)				125,676
	Total Long-Term Investments (cost $2,054,660,800)				2,194,669,596
	Floating Rate Obligations – (6.3)%				(92,198,333)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (45.4)% (9)				(667,200,000)
	Other Assets Less Liabilities – 2.4%				34,940,539
	Net Assets Applicable to Common Shares – 100%				$ 1,470,211,802

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$2,193,093,663	$1,450,257	$2,194,543,920
Corporate Bonds	—	—	125,676	125,676
Total	$ —	$2,193,093,663	$1,575,933	$2,194,669,596

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2014, the cost of investments was $1,964,629,474.

Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2014, were as follows:

Gross unrealized:
Appreciation	$154,810,288
Depreciation	(16,968,246)
Net unrealized appreciation (depreciation) of investments	$137,842,042

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the
Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Nuveen funds’ Board of Directors/Trustees. For fair value measurement disclosure purposes, investment classified as Level 3.
(8)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15,
2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055. The Fund’s custodian is not accruing income on the Fund’s records for either senior interest corporate bond.
(9)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 30.4%.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Municipal Opportunity Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         September 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         September 29, 2014

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         September 29, 2014